Mar. 23, 2020
PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE
AMENDED FROM TIME TO TIME, FOR:

FUND	DATE OF PROSPECTUS
Pioneer Strategic Income Fund	February 1, 2020
Pioneer Emerging Markets Equity Fund	February 1, 2020
Pioneer Equity Income Fund	March 1, 2020
Pioneer Flexible Opportunities Fund	March 1, 2020
Pioneer Floating Rate Fund	March 1, 2020
Pioneer Global High Yield Fund	March 1, 2020
Pioneer Global Multisector Income Fund	March 1, 2020
Pioneer High Yield Fund	March 1, 2020
Pioneer Mid Cap Value Fund	March 1, 2020
Pioneer International Equity Fund	April 1, 2019
Pioneer Select Mid Cap Growth Fund	April 1, 2019
Pioneer AMT-Free Municipal Fund	May 1, 2019
Pioneer Fund	May 1, 2019
Pioneer Real Estate Shares	May 1, 2019
Pioneer Core Equity Fund	May 1, 2019
Pioneer Multi-Asset Ultrashort Income Fund	August 1, 2019
Pioneer Dynamic Credit Fund	August 1, 2019
Pioneer Fundamental Growth Fund	August 1, 2019
Pioneer Bond Fund	November 1, 2019
Pioneer Balanced ESG Fund	December 1, 2019
Pioneer Multi-Asset Income Fund	December 1, 2019
Pioneer Solutions - Balanced Fund	December 1, 2019
Pioneer Disciplined Growth Fund	December 31, 2019
Pioneer Disciplined Value Fund	December 31, 2019
Pioneer Global Equity Fund	December 31, 2019
Pioneer High Income Municipal Fund	December 31, 2019
Pioneer Corporate High Yield Fund	December 31, 2019
Pioneer Short Term Income Fund	December 31, 2019

The following replaces the corresponding information under the heading "Principal Risks" in the section entitled "Fund summary":

MARKET RISK. The market prices of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues or adverse investor sentiment. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); global pandemics; measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; changes in currency exchange rates; and public sentiment. U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the United Kingdom's exit from the European Union (or Brexit), may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, infectious illness or public health issues, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund's investments may be negatively affected. The fund may experience a substantial or complete loss on any individual security or derivative position.